Goodwill and intangible assets (Detail 3) $ in Millions	Dec. 31, 2023 USD ($)
Estimated Aggregated Amortization Expenses [Line Items]
2024	$ 211
2025	194
2026	181
2027	173
2028	161
Thereafter	551
Not amortized due to indefinite useful life	3
Total	$ 1,473